22,263-8                      Exchange Act-Forms               1868   4-28-99

                                                            FORM 13F

                                                   -----------------------------
                                                           OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
                                                   Estimated average

                                                      burden hours per
                                                      response:..........24.7
                                                   -----------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 06/30/00
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Accel IV Associates L.P.
Address:  428 University Avenue, Palo Alto, CA  94301
Form 13F File Number:  28-05405_________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  G. Carter Sednaoui

Title:  General Partner

Phone:  609 683-4500

Signature, Place, and Date of Signing:

/s/ G. Carter Sednaoui
--------------------------------
[Signature]

Princeton, New Jersey
--------------------------------
[City, State]

August 11, 2000
--------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                                                      None

Form 13F Information Table Entry Total:
                                                      11

Form 13F Information Table Value Total:
                                                      $575,713 (thousands)

List of Other Included Managers:
                                                      None

                                                   FORM 13F INFORMATION TABLE



                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                                           Value       Shares/ Sh/  Put/Invstmt
      Name of Issuer        Title of class CUSIP           (x$1000)    PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None
    Actuate Corporation      COM         0050B102        260,884     4,887,006  SH      Sole                4,887,006
    Calico Commerce, Inc.    COM         129897104         2,528       155,595  SH      Sole                  155,595
    Cisco Systems            COM         17275R102         5,225        82,198  SH      Sole                   82,198
    Continous Software Corp. COM         21218R104         1,657       519,808  SH      Sole                  519,808
    EPIX Medical, Inc.       COM         26881Q101         9,426       633,673  SH      Sole                  633,673
    FVC.COM, Inc.            COM         30266P100         8,119     1,047,675  SH      Sole                1,047,675
    HearMe                   COM         421903105        11,787     2,619,379  SH      Sole                2,619,379
    Hybrid Networks, Inc.    COM         44860K102         4,836       545,193  SH      Sole                  545,193
    Lightspan Inc.           COM         532262102        12,496     2,271,960  SH      Sole                2,271,960
    RealNetworks, Inc.       COM         75605L104       218,527     4,321,916  SH      Sole                4,321,916
    Sonic Innovations        COM         83545M10         40,228     2,167,154  SH      Sole                2,167,154
